Financial Income and Costs - Schedule of Financial Costs (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Interest expenses	₩ 366,032	₩ 374,665	₩ 356,345
Loss on foreign currency transactions	18,896	49,308	34,281
Loss on foreign currency translation	73,514	426,842	95,730
Loss on derivative transactions	79,887	10,651	417
Loss on valuation of derivatives	62,711	3,793	6,598
Loss on disposal of trade receivables	13,081	7,955	17,980
Loss on valuation of financial instruments	153,246	112,154	55,049
Others	4,430	9,413	2,282
Total	₩ 771,797	₩ 994,781	₩ 568,682